Nature of Business (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended		168 Months Ended	174 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Jun. 30, 2023
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Proceeds from issuance of preferred stock	$ 9,184	$ 3,499	$ 13,499	$ 51,900	$ 113,796	$ 122,980
Proceeds from issuance of common stock					458	523
Proceeds from issuance of convertible notes and warrants				45	57,466	57,466
Cumulative net losses					186,358
Proceeds from issuance of exercise of stock option	66		94
Cash, cash equivalents and restricted cash	3,904		9,664		9,664	3,904
Accumulated deficit	$ 211,581		$ 186,358	$ 136,342	$ 186,358	$ 211,581